Selected accounting policies (Policies)	6 Months Ended
Jun. 30, 2025
Corporate information and statement of IFRS compliance [abstract]
Statement of IFRS compliance	The accompanying Condensed Consolidated Interim Financial Statements present our historical financial position, results of operations, comprehensive income and cash flows in accordance with IFRS Accounting Standards.
Use of estimates and assumptions
Use of estimates and assumptions
The preparation of Condensed Consolidated Interim Financial Statements requires management to make certain estimates and assumptions, either at the balance sheet date or during the period, that affect the reported amounts of assets and liabilities as well as revenues and expenses. Because of the inherent uncertainties, actual outcomes and results may differ from management's assumptions and estimates.

Business combinations
Business combinations
The business combinations accounting policy was expanded in 2025 to include business combinations achieved in stages and non-controlling interests, as follows:
If the business combination is achieved in stages, the acquisition date carrying value of Alcon’s previously held equity interest in the acquiree is remeasured to fair value at the acquisition date. Any gains or losses arising from such remeasurement are recognized in Other income or Other expense, respectively, in the Consolidated Income Statement.
Alcon recognizes non-controlling interests in the acquired entity on an acquisition-by-acquisition basis, either at fair value or at the non-controlling interests' proportionate share of the acquired entity’s net identifiable assets. This decision is made on an acquisition-by-acquisition basis.

Treasury shares
Treasury shares
The accounting policies were expanded in 2025 to include treasury shares acquired in repurchases, as follows:
Common shares repurchased, which are measured at fair value on their trade date and include transaction costs directly attributable to the repurchase, are held in treasury and deducted from equity. No gains or losses are recognized in the Consolidated Income Statement on the purchase or issuance of such shares. Payments for the acquisition of treasury shares are recorded in Financing activities in the Consolidated Statement of Cash Flows.
Treasury share repurchases denominated in a currency other than the reporting currency are valued at the trade date using the spot exchange rate for the reporting currency. Any realized foreign exchange gains or losses arising between the trade date and settlement date is recognized in Other financial income & expense in the Consolidated Income Statement. If the trade date by the broker or bank and settlement date of the repurchase by the Company fall in different reporting periods, an accrued liability is recognized at period-end for the settlement obligation in Provisions & other current liabilities on the Consolidated Balance Sheet.
Impairment of goodwill, Alcon brand name and definite lived intangible assets
Impairment of goodwill, Alcon brand name and definite lived intangible assets
As discussed in Note 2 to the Consolidated Financial Statements in the Form 20-F, Goodwill, the Alcon brand name and acquired in-process research & development ("IPR&D") projects are reviewed for impairment at least annually and these, as well as all other investments in intangible assets, are reviewed for impairment whenever events or changes in circumstance indicate that the asset's balance sheet or reportable segment carrying amount may not be recoverable. Goodwill and other intangible assets represent a significant amount of total assets on the Consolidated Balance Sheet. Impairment testing may lead to potentially significant impairment charges in the future, which could have a materially adverse impact on Alcon's results of operations and financial condition.

New standards and interpretations not yet adopted
New standards and interpretations not yet adopted
In April 2024, the IASB issued IFRS 18, Presentation and Disclosure in Financial Statements, which will replace IAS 1, Presentation of Financial Statements and accompanies limited amendments to other standards which will be effective upon the adoption of the new standard. IFRS 18 will be retroactively effective for our annual reporting periods beginning on January 1, 2027, with early adoption permitted. The standard is expected to improve comparability and transparency of financial statements by requiring defined subtotals in the Consolidated Income Statement, requiring disclosure of management-defined performance measures and adding new principles for aggregation and disaggregation of information. Alcon is currently evaluating the impact of this standard on its Consolidated Financial Statements.
Other than previously described, as of June 30, 2025 there are no IFRS Accounting Standards, interpretations or amendments not yet effective that would be expected to have a material impact on Alcon upon adoption.